Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
State	$ 7	$ 2
Foreign	674	671	$ 3,040
Total current	681	673	3,040
Deferred:
Foreign	(345)
Total deferred	(345)
Total provision for income taxes	$ 336	$ 673	$ 3,040